Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consist of the following:

	March 31, 2015 (Unaudited)	December 31, 2014
Payroll and benefits	$36,301	$168,269
Clinical trials	55,054	57,629
Consulting	13,916	8,917
Professional fees	21,241	534,984
Accrued interest	0	143,264
Total accrued expenses	$126,512	$913,063

Accrued expenses consist of the following:

	December 31,
	2014	2013
Payroll and benefits	$168,269	$30,920
Clinical trials	57,629	216,350
Consulting	8,917	12,988
Professional fees	534,984	157,953
Accrued interest	143,264	70,778
Total accrued expenses	$913,063	$488,989